Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Basis of preparation

Basis of preparation

The Group’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The principal accounting policies applied in the preparation of the consolidated financial statements are set out below. These policies have been consistently applied to all of the years presented, unless otherwise stated.

These consolidated financial statements do not include any information or disclosures that, not requiring presentation due to their qualitative significance, have been determined as immaterial or of no relevance pursuant to the concepts of materiality or relevance defined in the IFRS conceptual framework, insofar as the Group’s consolidated financial statements, taken as a whole, are concerned. All amounts are presented in thousands of euros, unless otherwise indicated, rounded to the nearest 1,000 euro.

The financial statements have been prepared on the basis of the historical cost method. Any exceptions to the historical cost method are disclosed in the valuation rules described hereafter.

The preparation of financial statements in compliance with IFRS requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise judgment in applying the Group’s accounting policies. The areas where significant judgments and estimates have been made in preparing the financial statements and their effect are disclosed in note 3.

Liquidity

The Group is subject to a number of risks similar to those of other pre-commercial stage companies, including uncertainty of product development and generation of revenues, dependence on outside sources of capital, risks associated with research, development, testing, and obtaining related regulatory approvals of its pipeline products, dependence on price reimbursement decisions from national authorities or insurance providers, dependence on third party manufacturers, suppliers and collaborators, successful protection of intellectual property, competition with larger, better-capitalized companies, successful completion of the Group’s development programs. Ultimately, the attainment of profitable operations is dependent on future events, including obtaining adequate financing to fulfill its development activities and generating a level of revenues adequate to support the Group’s cost structure.

The Group has experienced net losses and significant cash outflows from cash used in operating activities since its inception except for year 2016, and as at December 31, 2017 had an accumulated deficit of 189.8 million euros (2016: 116.2 million euros; 2015: 120.0 million euros), a loss for the year of 74.8 million euros (2016: income of 3.8 million euros; 2015: loss of 35.1 million euros) and net cash used in operating activities of 30.3 million euros (2016: net cash provided: 3.5 million euros; 2015: net cash used in: 19.6 million euros).

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern. This basis of accounting contemplates the recovery of the Group’s assets and the satisfaction of liabilities in the normal course of business.

As of December 31, 2017, we had cash and cash equivalents of 34.1 million euros. In addition, after receiving marketing authorization from the European Commission for Cx061 on March 23, 2018, TiGenix expects to receive 15 million euros from Takeda as a milestone payment under its licensing agreement with Takeda during the second quarter of 2018. Our board of directors is of the opinion that this cash position is sufficient to continue operating through the next 12 months, but we will require significant additional cash resources to launch new development phases of existing projects in our pipeline.

In order to be able to launch such new development phases, we intend to obtain on a timely basis either additional non-dilutive funding, such as from establishing commercial relationships, dilutive funding or both. On the last quarter of the 2017, we started negotiations with the European Investment Bank in order to obtain a 25 million euros loan from its program “InnovFin” (loans to innovative business with fewer than 3,000 employees to support the growth and investments in research and innovation).

A successful transition to attaining profitable operations is dependent upon achieving a level of positive cash flows adequate to support the Group’s cost structure.

On January 19, 2018, the Company issued 20,037,848 new shares resulting from the conversion of 18 million of senior unsecured convertible bonds of TiGenix NV due on March 6, 2018.

On November 6, 2017, TiGenix announced the partial conversion of its senior, unsecured convertible bonds. Through this converstion, the total convertible debt was reduced from EUR 25 million to EUR 18 million. (See note 18 for further information on our convertible bonds).

The Group will continue to consider additional business opportunities to allow us to develop our pipeline and generate additional revenues. We expect to use any capital obtained from such fund raisings or other arrangements to further develop our product candidates.

The future viability of the Group is dependent on its ability to generate cash from operating activities, to raise additional capital to finance its operations or to successfully obtain regulatory approval to allow marketing of the Group’s products. The Group’s failure to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies.

The consolidated financial statements do not include any adjustments due to this uncertainty relating to the recoverability and classification of recorded asset amounts and classification of liabilities.

New and amended standards and interpretations

The Group applied for the first time certain amendments to the standards, which are effective for annual periods beginning on or after January 1, 2017. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

The nature and the impact of each amendment is described below:

Amendments to IAS 7 Statement of Cash Flows: Disclosure Initiative

The amendments require entities to provide disclosure of changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses). The Group has provided the information for both the current and the comparative period in note 5. (See the reconciliation of the net cash flow to the movement in net debt in note 18)

Amendments to IAS 12 Income Taxes: Recognition of Deferred Tax Assets for Unrealised Losses

The amendments clarify that an entity needs to consider whether tax law restricts the sources of taxable profits against which it may make deductions on the reversal of deductible temporary difference related to unrealized losses. Furthermore, the amendments provide guidance on how an entity should determine future taxable profits and explain the circumstances in which taxable profit may include the recovery of some assets for more than their carrying amount.

Their application has no effect on the Group’s financial position and performance as the Group has no deductible temporary differences or assets that are in the scope of the amendments.

Standards issued but not yet effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective.

Standard	Brief explanation of the requirement
Amendments to IFRS 2 - Classification and measurement of share-based payment transactions

The amendment affects the classification and quantification of share-based payments in three areas:

 Accounting for cash-settled share-based payment transactions that include a performance condition,

 The classification of share-based payments settled net of tax withholdings, and

 Accounting in case of modification of share-based payment transactions from cash-settled to equity-settled.

Interpretation IFRIC 22, Foreign Currency Transactions and Advance Consideration

This interpretation deals with the accounting record of advance consideration provided in a currency other than the functional currency for the purchase of goods and how the differences in exchange for such advance compensation should be recognised.

Improvements to IFRS, 2015-2017 cycle	It includes changes to IAS 12 (Income Taxes), IAS 23 (Borrowing Costs) and IAS 28 (Investments in Associates and Joint Ventures).
Interpretation IFRIC 23, Uncertainty over Income Tax Treatments	This Interpretation clarifies how to apply the recognition and measurement requirements of IAS 12 when there is uncertainty over income tax treatments.

Based on the analyses carried out to date, the Group initially has concluded that the application of these standards and amendments will not have a significant impact on the consolidated financial statements in the initial period of application. However, for the most relevant standards (IFRS 9, 15 and 16) the Group has carried out the analyses shown below:

•	IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after 1 January 2018, with early application permitted. Except for hedge accounting, retrospective application is required but providing comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Group plans to adopt the new standard on the required effective date and will not restate comparative information. During 2017, the Group has performed a detailed impact assessment of all three aspects of IFRS 9.

This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Group in 2018 when the Group will adopt IFRS 9. Overall, the Group expects no significant impact on its statement of financial position and equity.

(a) Classification and measurement

The Group does not expect a significant impact on its balance sheet or equity on applying the classification and measurement requirements of IFRS 9.

Loans as well as trade receivables are held to collect contractual cash flows and are expected to give rise to cash flows representing solely payments of principal and interest. The Group analysed the contractual cash flow characteristics of those instruments and concluded that they meet the criteria for amortised cost measurement under IFRS 9. Therefore, reclassification for these instruments is not required.

(b) Impairment

IFRS 9 requires the Group to record expected credit losses on all of its debt securities, loans and trade receivables, either on a 12-month or lifetime basis. The Group will apply the simplified approach and record lifetime expected losses on all trade receivables. The Group does not expect any impact on applying the new estimation considering the characteristics of its receivables.

•	IFRS 15 Revenue from Contracts with Customers

IFRS 15 was issued in May 2014 and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The new revenue standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after 1 January 2018. Early adoption is permitted. The Group plans to adopt the new standard on the required effective date using the modified retrospective method. During 2016, the Group performed a preliminary assessment of IFRS 15, which was continued with a more detailed analysis completed in 2017.

The Group is in the business of the development of cell therapy programs with an advanced clinical stage pipeline of adult stem cell programs. The stem cell programs are based on proprietary validated platforms of allogeneic expanded stem cells targeting autoimmune, inflammatory and heart diseases. Built on solid pre-clinical and CMC packages, they are being developed in close consultation with the European Medicines Agency.

As a consequence of this activity, the Group licenses its intellectual property. The license is a right of use license. Below is a summary of the Company’s preliminary assessment of IFRS 15 and the potential impact(s) to the Company’s financial statements upon implementation:

(a)Licenses sales

In the license of its intellectual property, TiGenix identifes and separates the different performance obligations embedded in the contract.

As of December 31, 2017, the Company has one licensing agreement. The license is a right of use license. This licensing agreement, in addition to the right of use of the license, includes some other performance obligations which has not been satisfied at December 31, 2017 because they are dependent on the approval of the use of the license in the European Union.

The performance obligations identified in the agreement are the following:

•

License of the product which permits to sell the product using the “TiGenix” trademark in the relevant territory. The Company is transferring the ownership (risks and rewards) of the license and Takeda can benefit from that license by itself from the signature date.

•	Obtaining the marketing authorization for Cx601.
•	Transfer of knowledge.
•	Manufacturing of the product during a certain period of time.

(b) Variable consideration

The Group recognises revenue from the sale of goods measured at the fair value of the consideration received or receivable. If revenue cannot be reliably measured, the Group defers revenue recognition until the uncertainty is resolved. Such provisions give rise to variable consideration under IFRS 15, and will be required to be estimated at contract inception and updated thereafter. However, IFRS 15 requires the estimated variable consideration to be constrained to prevent over-recognition of revenue.

The right of use license discussed above involves a future potential milestone payment to be collected when marketing authorization occurs. Under IAS 18, the Group did not recognize as revenue these milestone payments, as the collection was not guaranteed. Under the new standard, future contingent consideration is treated as variable. This variable consideration, under the new standard, needs to be estimated although only to the extent that it is highly probable that a significant reversal will not occur. Considering the amount of the milestone that was conditioned upon obtaining marketing approval and considering that collection depends on facts and circumstances that are out the entity’s control, these milestone payments should not be recognized as revenue until the marketing authorization occurs (the relevant marketing authorization was obtained on March 23, 2018). At this point it is highly probable that a significant reversal will not occur.

In the contract, there are some other rights of future revenue in the form of royalties on future sales. A sales-based royalty is recognized at the later of the subsequent sales or the performance obligation to which the royalties relate has been satisfied, which does not differ from current accounting treatment.

(c) Presentation and disclosure requirements

The presentation and disclosure requirements under IFRS 15 are more detailed than under current IFRS. The presentation requirements represent a significant change from current practice and significantly increases the volume of disclosures required in the Group’s financial statements.

Many of the disclosure requirements in IFRS 15 are new and the Group has assessed that the impact of some of these disclosures requirements will be significant. In particular, the Group expects that the notes to the financial statements will be expanded because of the disclosure of significant judgements made: when determining the transaction price of those contracts that include variable consideration, how the transaction price has been allocated to the performance obligations, and the assumptions made to estimate the stand-alone selling prices of each performance obligation. In addition, as required by IFRS 15, the Group will disaggregate revenue recognised from contracts with customers into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

•	IFRS 16 Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees — leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less).

At the commencement date of a lease, a lessee will recognise a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognise the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognise the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

IFRS 16 also requires lessees and lessors to make more extensive disclosures than under IAS 17.

IFRS 16 is effective for annual periods beginning on or after 1 January 2019. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provisions permit certain reliefs.

IFRS 16 ‘Leases’ was issued in January 2016 and will be implemented by the Group from 1 January 2019. The Standard will replace IAS 17 ‘Leases’ and will require lease liabilities and ‘right of use’ assets to be recognised on the balance sheet for almost all leases. This is expected to result in a significant increase in both assets and liabilities recognised. The costs of operating leases currently included within operating costs will be split and the financing element of the charge will be reported within finance expense. Finance lease obligations at December 31, 2017 are set out in Note 26.

The Group is still assessing the potential impact of IFRS 16.

Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company. Control is achieved when the Company:

•	has power over the investee;

•	is exposed, or has rights, to variable returns from its involvement with the investee; and

•	has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

When the Company loses control of a subsidiary, a gain or loss is recognized in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the Company had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as specified/permitted by applicable IFRSs). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IAS 39, when applicable, the cost on initial recognition of an investment in an associate or a joint venture.

Changes in Accounting estimates and judgements

Changes in Accounting estimates and judgements

Prior to 2017, it was intended for TiGenix Inc to carry out the business activities related to Cx601 in the United States. As such, management concluded that the entity would be able to settle the intercompany loan in the foreseeable future. However, after a detailed analysis of the market and the strategy, management and the BoD decided to create a new US entity (TiGenix US, Inc.) for these activities and not use the historical entity TiGenix Inc. Therefore, management concluded that the intercompany loan would not be repaid.

Prior to 2017, the exchange differences associated with this loan were recognized in the consolidated income statement, as it was expected for the loan to be repaid.

However, during 2017 it was determined that the loan will not be repaid/settled. Therefore, the foreign exchange and conversion differences are now recognized in other comprehensive income.

The foreign exchange differences associated to this loan recognized during the year ended December 31, 2017, amounting to Euros 1,331 thousand have been recorded in other comprehensive income.

Foreign currency translation

Foreign currency translation

In preparing the financial statements of each group entity, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous financial statements are recognized in profit or loss in the period in which they arise.

IAS 21.15 states that an entity may have a monetary item that is receivable from or payable to a foreign operation. An item for which settlement is neither planned nor likely to occur in the foreseeable future is, in substance, a part of the entity’s net investment in that foreign operation. Such monetary items may include long-term receivables or loans. Financial statements that include the foreign operation and the reporting entity, such exchange differences shall be recognized initially in other comprehensive income instead of profit or loss in financial results.

For the purposes of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into euros using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity (translation reserves).

On the disposal of a foreign operation (i.e., a disposal of the Group’s entire interest in a foreign operation), or a disposal involving loss of control over a subsidiary that includes a foreign operation, all of the exchange differences accumulated in equity in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.

Segment information

Segment information

The Group’s activities are carried out through one segment: biopharmaceuticals. The Group is managed and operated as one business unit, which is reflected in the organizational structure and internal reporting. No separate line of business or separate business entity has been identified with respect to any of the product candidates or geographical markets. Accordingly, it has been concluded that it is not relevant to include segment disclosures as the group business activities are not organized on the basis of differences in related product.

The CEO has been identified as the Chief Operating Decision Maker, since he reviews the operating results and operating plans and makes resource allocation decisions on a company-wide basis.

Geographical information is further disclosed in note 25.

Business combinations

Business combinations

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. Acquisition-related costs are recognized in profit or loss as incurred, except for costs to issue debt or equity securities, which are recognized in accordance with IAS 32 and IAS 39.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value, except for deferred tax assets and liabilities arising from the assets acquired and liabilities assumed (which are recognized and measured in accordance with IAS 12), assets and liabilities relating to employee benefit arrangements (which are recognized and measured in accordance with IAS 19), liabilities or equity-instruments related to the replacement of the acquiree’s share-based payment arrangements (which are recognized and measured in accordance with IFRS 2) and assets that are classified as held for sale (which are recognized and measured in accordance with IFRS 5).

Goodwill is measured as the excess of the sum of the consideration transferred (including the fair value of the contingent consideration), the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Any contingent consideration included in the consideration payable for a business combination is recorded at fair value at the date of acquisition. These fair values are generally based on risk-adjusted future cash flows discounted using appropriate interest rates. The fair values are reviewed on a regular basis, at least annually, and any changes are reflected in the income statement.

At year-end 2015, the change in the fair value of the contingent consideration was solely driven by the time value of money and therefore presented in Fair value changes recognized in profit or loss (Financial expenses).

At year-end 2017 and 2016, management reassessed the fair value of the contingent consideration, including the changes in assumptions regarding the future inflows/(outflows) and the unwind of the discount to reflect the time value of money, and therefore presented in Fair value changes recognized in profit or loss (Operating expenses). The 2015 fair value change presentation was not revised as management deemed the revision immaterial for 2015.

Revenue and other income recognition

Revenue and other income recognition

Revenue from sale of products is recognized when:

•	the ownership of the products is transferred to the buyer;

•	the amount of revenue can be measured reliably;

•	it is probable that the economic benefits associated with the transaction will flow to the entity; and

•	the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Revenue from the royalties related to the sale of the ChondroCelect were recognized when implantation occurred. Provisions for rebates, product returns and discounts to customers were provided for as reductions to revenue in the same period as the related royalties were recorded.

Revenue recognition in respect of license arrangements

The Company recognizes revenue from licensing arrangements which may include multiple elements. Revenue arrangements with multiple elements are reviewed in order to determine whether the multiple elements can be divided into separate units of accounting, if certain criteria are met. If separable, the consideration receivable is allocated amongst the separate units of accounting based on their respective fair values and the applicable revenue recognition criteria are applied to each of the separate units. If not separable, the applicable revenue recognition criteria are applied to combined elements as a single unit of accounting.

The Company may enter into licensing and collaboration agreements for supply and distribution for its product. The terms of the agreements may include non-refundable signing and licensing fees, milestone payments and royalties on any product sales derived from licensing arrangements. These multiple element arrangements are analyzed to determine whether the deliverables can be separated or whether they must be accounted for as a single unit of accounting. License fees are recognized as revenue when persuasive evidence of an arrangement exists, the Company has transferred to the licensee the risks and rewards of the product, the Company retains neither continuing managerial involvement nor effective control over the product sold, the fee is fixed or determinable, delivery or performance has substantially completed and collection is reasonably assured. The delivery of a license is to be deemed substantially completed when the licensee can use, license, exploit, develop and obtain a profit from it without further licensor’s involvement.

The Company analyses and separates the different performance obligations and how they will be remunerated. If substantive contractual obligations are satisfied over time or over the life of the contract, revenue will be recognized over their performance. Milestone payments are immediately recognized as revenue when the condition is met, when performance obligations related to that milestone are fulfilled and if the milestone is not a condition to future deliverables and collectability is reasonably assured. Otherwise, they are recognized over the remaining term of the agreement or the performance period.

Government grants and government loans

Government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attached to them and that the grants will be received.

•

Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate. Specifically, government grants whose primary condition is that the Group should purchase, construct or otherwise acquire non-current assets are recognized as deferred revenue in the consolidated statement of financial position and transferred to profit or loss (under “other operating income”) on a systematic and rational basis over the useful lives of the related assets.

•

Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognized in profit or loss (under “grants and other operating income”) in the period in which they become receivable.

The benefit of a government loan at a below-market rate of interest is treated as a government grant, (measured as the difference between proceeds received and the fair value of the loan based on prevailing market interest rates). Only when there is sufficient assurance that the Group will comply with the conditions attached to it, the grants will be recognized in profit or loss (under “other operating income”). Determination of the appropriate amount of grant income to recognize involves judgments and estimates that the Company believes are reasonable, but it is possible that actual results may differ from the Company’s estimates. When the Company receives the final written reports, identifying satisfaction of the requirements of the grantor, to the extent not received within a reasonable time frame following the end of the period, the Company records any differences between estimated grant income and actual grant income in the next reporting period once the Company determines the final amounts. During the period that these benefits cannot be considered as grants due to the insufficient assurance that all the conditions have been met, these grants will be included in the liabilities as financial loans and other payables.

Research and Development Costs

Research and development costs are charged to expense as incurred and are typically made up of salaries and benefits, clinical and preclinical activities, drug development and manufacturing costs, and third-party service fees, including for clinical research organizations and investigative sites. Costs for certain development activities, such as clinical trials, are recognized at every reporting period in the income statement based on an evaluation of the progress to completion of specific tasks using data such as patient enrollment, clinical site activations, or information provided by vendors on their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued expenses.

As an exception to this accounting treatment the Company capitalized development costs for Chrondrocelect during 2010 and 2011. (See note 11)

Intangible assets

Intangible assets

Acquisition of intangibles

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally-generated intangible asset arising from development is recognized to the extent that all of the factors for capitalization have been satisfied as specified in IAS 38:

•	The technical feasibility of completing the intangible asset so that it will be available for use or sale.

•	The intention to complete the intangible asset and use or sell it.

•	The ability to use or sell the intangible asset.

•	How the intangible asset will generate probable future economic benefits.

•	The availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset.

•	The ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated intangible assets is the sum of the various expenses needed to generate the related intangible assets. Amortization starts from the date when the intangible asset first meets the recognition criteria listed above. These intangible assets are amortized on a straight-line basis over their estimated useful life (ten years). Where no internally-generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred.

Subsequent to initial recognition, internally-generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately. As of December 31, 2017 the amounts capitalized we associated with the registration of the Company’s patents.

Intangible assets acquired through a business combination

Intangible assets, including in-process research and development projects, acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets (except for in-process research and development projects) acquired in a business combination are reported at cost less accumulated amortization and impairment losses. Such intangible assets are amortized over their useful economic lives, which will depend on their related patent life (up to fifteen years). Goodwill arising from business combinations is not amortized but reviewed annually for impairment.

Subsequent to initial recognition, in-process research and development projects acquired in a business combination are reported at cost and are subject to annual impairment tests until the date the projects are available for use, at this moment the in-process research and development projects will be amortized over their remaining useful economic lives, which will depend on their related remaining patent life.

Patents, licenses and other similar intangible assets acquired separately

Costs related to the registration of internally-generated intangible assets (patents) are recognized as intangible assets.

Licences, patents, or rights separately acquired are amortised over their estimated useful lives, generally not exceeding 20 years, using the straight-line basis, from the time they are available for use. The estimated useful lives for determining the amortisation charge take into account patent lives, where applicable, as well as the value obtained from periods of non-exclusivity. Asset lives are reviewed, and where appropriate adjusted, annually.

Computer software

Software licenses and software development costs are measured at purchase cost and are amortized on a straight-line basis over the economic useful life (three years). They are acquired from external providers.

Impairment of tangible and definite-lived intangible assets

Impairment of tangible and indefinite-lived intangible assets

At each balance sheet date and at each interim reporting date, the Group analyses whether there is any indication that any of its assets may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where the asset does not generate cash flows that are independent from other assets, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. An intangible asset with an indefinite useful life is tested for impairment annually and also whenever there is an indication that the asset might be impaired. The recoverable amount is the higher of fair value less costs to sell and value in use. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset or cash generating unit is estimated to be less than the carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is immediately recognized as an expense. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior periods. A reversal of an impairment loss is recognized as income. (See note 11) Goodwill is stated at cost less impairments. Goodwill is deemed to have an indefinite useful life and is tested for impairment at least annually.

Financial assets

Financial assets

Financial assets are classified into the following specified categories: financial assets ‘at fair value through profit or loss’ (FVTPL), ‘held-to-maturity’ investments, ‘available-for-sale’ (AFS) financial assets and ‘loans and receivables.’ The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables (including trade and other receivables, receivables from reverse repurchase agreements, bank balances and cash) are measured at amortized cost using the effective interest method, less any impairment. For the purposes of the cash flow statements, cash and cash equivalents comprise cash on hand and deposits held on call with banks. In the balance sheet, bank overdrafts, if any, are included in other current financial liabilities.

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the debt instrument, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Financial assets are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been affected.

Objective evidence of impairment could include:

•	significant financial difficulty of the issuer or counterparty; or

•	breach of contract, such as a default or delinquency in interest or principal payments; or

•	it becoming probable that the borrower will enter bankruptcy or financial re-organization; or

•	the disappearance of an active market for that financial asset because of financial difficulties.

For certain categories of financial assets, such as trade receivables, assets are assessed for impairment on a collective basis even if they were assessed not to be impaired individually. Objective evidence of impairment for a portfolio of receivables could include the Group’s past experience of collecting payments, an increase in the number of delayed payments in the portfolio past the average credit period, as well as observable changes in national or local economic conditions that correlate with default on receivables.

For financial assets carried at amortized cost, the amount of the impairment loss recognized is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate.

The carrying amount of the financial asset is reduced by the impairment loss directly for all financial assets with the exception of trade receivables, where the carrying amount is reduced through the use of an allowance account. When a trade receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit or loss.

For financial assets measured at amortized cost, if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

Inventories

Inventories

Raw materials, consumables and goods purchased for resale are valued at the lower of their cost determined according to the FIFO-method (first-in-first-out) or their net realizable value.

The cost of finished goods comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to the present location and condition.

Income taxes

Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

The tax currently payable is based on taxable profit for the year. Taxable result differs from “profit/(loss) before tax” as reported in the consolidated income statement because of items of income or expense that are taxable or deductible in other periods and items that are never taxable or deductible. The Group’s current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period. In 2016, TiGenix SAU applied the patent box legislation in relation to revenues obtained through the license deal with Takeda. Under this regime, qualified incomes are exempt from income taxes.

Deferred taxes are recognized using the “balance sheet liability method” for temporary differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit.

Deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax assets and liabilities are measured based on the expected manner of realization or settlement of assets and liabilities, using tax rates that have been enacted or substantively enacted at the balance sheet date.

A Spanish tax law allows that eligible companies could claim certain research and development investment tax credits instead of deducting them from their taxable base and carrying them forward until the expiration date. The same law provides that the applicant must obtain an audit report from an independent third party certifying that R&D activities were performed and were reported as eligible for this purpose and certifying to the accuracy of the cost incurred and reported as elegible for this purpose. The Company recognizes this income at the time in which it receives these reports in connection with this activity.

Financial liabilities

Financial liabilities

The Group classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was acquired. The Group’s accounting policy for each category is as follows:

Fair value through profit or loss

This category comprises derivatives with a negative fair value (see “Financial assets” for derivatives with a positive fair value) and financial liabilities designated at fair value through profit or loss.

They are carried in the consolidated statement of financial position at fair value with changes in fair value recognized in the consolidated income statement. Other than these derivative financial instruments, the Group does not have any liabilities held for trading nor has it designated any financial liabilities as being at fair value through profit or loss. The Group currently has no non-derivative financial liabilities that are accounted for at fair value through profit or loss.

On March 6, 2015 the Company issued senior, unsecured convertible bonds.

As a result of the possible modifications that may result from the application of the conversion features, the undetermined conversion price at launch (and thus the undetermined value of the ordinary note at launch) fails to meet the fixed-for-fixed requirement for the recognition of the conversion features as equity and thus the convertible bonds are recorded as a liability. At the issuance date it was not possible to determine a fixed number of ordinary shares of TiGenix in case the bondholders convert their bonds into shares. This is due to the fact that the conversion price is not fixed. Consequently, the embedded derivative cannot be considered as equity. Therefore, the bonds meet the definition of a hybrid instrument under IAS 39, so the bonds are accounted for as two instruments, the host contract (the “Ordinary Note”) and an embedded derivative (the “Warrant”).

The Ordinary Note is measured at amortized cost in accordance with IAS 39 using its effective interest rate and the Warrant is considered as a financial derivative liability measured at fair value with changes in fair value recognized immediately in profit or loss. (See note 3 Derivative financial instruments)

The Group issued in 2014 warrants related to one of the Group loans which meet the definition of a derivative financial liability. These warrants were issued in connection with the loan facility agreement with Kreos Capital IV (UK), and contain an option for the holders to put the warrants back to the Company for cash. The warrants are options over the shares of the Company, but are derivatives that must be measured at fair value through profit or loss, and not own equity instruments of the Company, because of the cash settlement alternative. The Group determined the initial fair value of the warrants using a Black-Scholes valuation model. A portion of the issue amount of the loan corresponding to this initial fair value of the warrants was allocated to the warrants and the remaining balance of the proceeds received were allocated to the loan, which is then measured at amortized cost. The effective interest rate method was applied to determine the effective interest rate on the loan on the basis of the initial carrying amount and the contractual cash flows of the loan (interest payments and repayment of principal). This effective interest rate is 20% compared to the contractual interest rate of 12.5%. The effective interest rate is used to accrue interest in the loan, and to amortize the difference between the initial carrying amounts of the loan to its repayment amount.

Other financial liabilities

Financial liabilities measured at amortized cost, including borrowings and ordinary notes, are initially measured at fair value, net of transaction costs. They are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

The Group’s financial liabilities measured at amortized cost comprise financial loans, other current financial liabilities and trade payables.

Share capital

Share capital

Financial instruments issued by the Group are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new ordinary shares are presented in equity as a deduction, net of tax, from the proceeds.

Sharebased payments

Share-based payments

The Group has offered equity-settled share-based payments to employees, directors and business associates. These share-based payments are measured at the fair value of the equity instruments at the grant date.

The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity.

The estimate of the number of compensation plans which will be vested is revised at each reporting date. The change in estimates will be recorded as expense with a corresponding correction in equity. If a modification of a share-based payment transaction occurs and this modification increases the fair value of the equity instruments granted, measured immediately before and after the modification, the incremental fair value granted shall be included in the measurement of the amount recognized for services received as consideration for the equity instruments granted. The incremental fair value granted is the difference between the fair value of the modified equity instrument and that of the original equity instrument, both estimated as at the date of the modification. If the modification occurs during the vesting period, the incremental fair value granted is included in the measurement of the amount recognized for services received over the period from the modification date until the date when the modified equity instruments vest, in addition to the amount based on the grant date fair value of the original equity instruments, which is recognized over the remainder of the original vesting period. If the modification occurs after vesting date, the incremental fair value granted is recognized immediately, or over the vesting period if the employee is required to complete an additional period of service before becoming unconditionally entitled to those modified equity instruments.

If the terms or conditions of the equity instruments granted are modified in a manner that reduces the total fair value of the share-based payment arrangement, or is not otherwise beneficial to the employee, the services received shall continue to be accounted for as consideration for the equity instruments granted as if that modification had not occurred.